Reconciliation to Form 5500 (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefit distributions processed and approved, but not yet paid	$ 19	$ 261